Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings
Schedule of short-term borrowing

	December 31,	December 31,
	2021	2022

	(in thousands)
Secured borrowings	$151,400	369,300
Unused credit lines	$277,362	323,212
Interest rate-secured borrowings	0.32%~0.38%	0.35%~1.78%

Schedule of reconciliation of liabilities to cash flows arising from financing activities

	Unsecured	Secured
	borrowings	borrowings

	(in thousands)
January 1, 2021	$-	104,000
Change from financing activities:
Proceeds from borrowings	15,000	611,600
Repayments of borrowings	(15,000)	(564,200)
Total changes from financing activities	-	47,400
December 31,2021	-	151,400
Change from financing activities:
Proceeds from borrowings	-	1,212,700
Repayments of borrowings	-	(994,800)
Total changes from financing activities	-	217,900
December 31,2022	$-	369,300